Note 04 - Management Report - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues [Abstract]
Private Bank Germany		€ 5,327,000,000	€ 5,008,000,000	€ 4,989,000,000
International Private Bank		3,828,000,000	3,226,000,000	3,136,000,000
Premium Banking		953,000,000	945,000,000	905,000,000
Wealth Management and Bank for Entrepreneurs		2,874,000,000	2,281,000,000	2,232,000,000
Total net revenues		9,155,000,000	8,234,000,000	8,126,000,000
Of which: [Abstract]
Net interest income		5,223,000,000	4,601,000,000	4,499,000,000
Commission and fee income		3,157,000,000	3,207,000,000	3,052,000,000
Remaining income		775,000,000	426,000,000	574,000,000
Provision for credit losses		583,000,000	446,000,000	711,000,000
Noninterest expenses [Abstract]
Compensation and benefits		2,791,000,000	2,813,000,000	2,867,000,000
General and administrative expenses		3,915,000,000	4,447,000,000	4,242,000,000
Restructuring activities		(113,000,000)	173,000,000	413,000,000
Total noninterest expenses		6,593,000,000	7,433,000,000	7,522,000,000
Noncontrolling interests		0	0	0
Profit (loss) before income taxes		1,979,000,000	355,000,000	(108,000,000)
Total assets	[1],[2]	332,524,000,000	310,496,000,000	296,596,000,000
Loans (gross of allowances for loan losses)		265,000,000,000	254,000,000,000	237,000,000,000
Assets under Management	[3]	518,000,000,000	554,000,000,000	495,000,000,000
Net flows		€ 30,000,000,000	€ 30,000,000,000	€ 16,000,000,000
Employees (full-time equivalent)		26,951	28,084	29,748

[1]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[2]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[3]	The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes.